Average Annual Total Returns - FidelitySAIInternationalValueIndexFund-PRO - FidelitySAIInternationalValueIndexFund-PRO - Fidelity SAI International Value Index Fund	Dec. 30, 2024
Fidelity SAI International Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.98%
Past 5 years	7.49%
Since Inception	3.25%	[1]
Fidelity SAI International Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.39%
Past 5 years	6.30%
Since Inception	2.24%	[1]
Fidelity SAI International Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.36%
Past 5 years	5.77%
Since Inception	2.43%	[1]
MS112
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.26%
Since Inception	3.63%
IXYEH
Average Annual Return:
Past 1 year	19.51%
Past 5 years	7.79%
Since Inception	3.65%

[1]	A From December 19, 2017 .